Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	June 30, 2025	December 31, 2024
	$	$
	Unaudited

Current	205,426	211,265
Non-current	319,571	16,028
Lease liability	524,997	227,293